Annual Operating Expenses {- Fidelity Series International Developed Markets Bond Index Fund} - NF_12.31 Fidelity Series International Developed Markets Bond Index Fund Series PRO-01 - Fidelity Series International Developed Markets Bond Index Fund
	Aug. 04, 2021
Fidelity Series International Developed Markets Bond Index Fund
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[1]
Acquired fund fees and expenses	none	[1]
Total annual operating expenses	0.01%
Fee waiver and/or expense reimbursement	0.01%	[2]
Fidelity Series International Developed Markets Bond Index Fund null
Operating Expenses:
Total annual operating expenses after fee waiver and/or expense reimbursement	none

[1]	(a)Based on estimated amounts for the current fiscal year.
[2]

(b)Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, fees and expenses of the Independent Trustees, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.003% (the Expense Cap). If at any time during the current fiscal year expenses for the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through April 30, 2025 . FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.